Intangible Assets (Tables)	6 Months Ended
Sep. 30, 2017
Intangible Assets [Abstract]
Schedule of intangible assets

		September 30, 2017
	Useful life		Accumulated	Net
	(years)	Gross	amortization	book value
Trademark/Trade Name	5	$431,100	$(33,900)	$397,200
Software	2	1,003,600	(199,500)	804,100
Customer Relationships	2	368,600	(67,500)	301,100
Domain Names	5	106,400	(8,700)	97,700

Total		$1,909,700	$(309,600)	$1,600,100

Schedule of estimated future amortization of intangible assets
Year Ending March 31,
2018 – 6 months remaining	$397,200
2019	794,400
2020	183,600
2021	108,000
2022	108,000
Beyond	8,900
Total	$1,600,100